Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases (Tables)
Schedule of lease assets and liabilities
Operating leases	As of September 30, 2020
Assets
ROU operating lease assets	$365,064

Liabilities
Current portion of operating lease	98,275
Operating lease, net of current portion	273,672
Total operating lease liabilities	$371,947

Finance leases
Assets
Property and equipment, gross	$157,184
Accumulated depreciation	(50,523)
Property and equipment, net	106,661
Liabilities
Current portion of financing lease	31,695
Finance lease, net of current portion	59,327
Total operating lease liabilities	$91,022

Operating leases	As of December 31, 2019
Assets
ROU operating lease assets	$465,092

Liabilities
Current portion of operating lease	130,628
Operating lease, net of current portion	338,344
Total operating lease liabilities	$468,972

Finance leases
Assets
Property and equipment, gross	$157,184
Accumulated depreciation	(33,682)
Property and equipment, net	$123,502
Liabilities
Current portion of financing lease	$30,556
Finance lease, net of current portion	83,376
Total operating lease liabilities	$113,932

Schedule of weighted average remaining lease term and weighted average discount rate
Weighted average remaining lease term (years)	September 30, 2020
Operating leases	3.75
Finance leases	3.75

Weighted average discount rate	September 30, 2020
Operating leases	6.28%
Finance leases	4.89%

Weighted average remaining lease term (years)	December 31, 2019
Operating leases	4.18
Finance leases	3.50

Weighted average discount rate	December 31, 2019
Operating leases	6.34%
Finance leases	4.89%

Schedule of future minimum lease payments for finance lease
Remaining in 2020	$9,445
2021	37,778
2022	37,778
2023	18,889
Total lease payments	103,890
Less imputed interest	(6,442)
Less sales tax	(6,426)
Total lease obligations	91,022
Less current obligations	(31,695)
Long-term lease obligations	$59,327

2020	$37,778
2021	37,778
2022	37,778
2023	18,889
Total lease payments	132,224
Less imputed interest	(10,112)
Less sales tax	(8,179)
Total lease obligations	113,932
Less current obligations	(30,556)
Long-term lease obligations	$83,376

Schedule of future minimum lease payments for operating lease
2020	$39,086
2021	102,849
2022	100,521
2023	98,765
2024	75,972
Total lease payments	417,193
Less imputed interest	(45,246)
Total lease obligations	371,947
Less current obligations	(98,275)
Long-term lease obligations	$273,672

2020	$156,169
2021	102,849
2022	100,521
2023	98,765
2024	75,972
Total lease payments	534,276
Less imputed interest	(65,304)
Total lease obligations	468,972
Less current obligations	(130,628)
Long-term lease obligations	$338,344